Segment information	6 Months Ended
Jun. 30, 2015
Segment information
5 Segment information
Overview
For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M15 and 6M14 were CHF 147 million and CHF 129 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 325 million and CHF 322 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2015 and December 31, 2014 were CHF 27.6 billion and CHF 25.7 billion, respectively.
> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 for further information.
Net revenues and income before taxes
in	6M15	6M14
Net revenues (CHF million)
Private Banking & Wealth Management	6,124	6,286
Investment Banking	6,964	6,758
Adjustments [1,2]	257	(27)
Net revenues	13,345	13,017
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	1,771	263
Investment Banking	1,560	1,579
Adjustments [1,3]	(402)	(748)
Income before taxes	2,929	1,094
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF (13) million and CHF 397 million in 6M15 and 6M14, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF (20) million and CHF 374 million in 6M15 and 6M14, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M15	2014
Total assets (CHF million)
Private Banking & Wealth Management	356,057	345,949
Investment Banking	459,977	529,044
Adjustments [1]	46,465	29,856
Total assets	862,499	904,849
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.